                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment [ ] Amendment Number :
                                               ----------

This Amendment (Check only one): [ ] is a restatement

                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Theodore W. Ullyot
Title: Executive Vice President and General Counsel
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Theodore W. Ullyot              Greenwich, CT              February 14, 2007
----------------------   -----------------------------------   -----------------
      (Signature)                   (City, State)                    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               6

Form 13F Information Table Value Total:     $14,585,024
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
1     28-11470               ESL Investments, Inc.

Explanatory Note:

RBS Partners, LP ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                      FORM 13F Information Table - Public

     Column 1:       Column 2:  Column 3:   Column 4:       Column 5:       Column 6  Column 7:            Column 8:
------------------------------------------------------------------------------------------------------------------------------
                                           Fair Market  Shares or
                      Title of    CUSIP        Value    Principal SH/ Put/ Investment   Other          Voting Authority
Name of Issuer         Class      Number   (x $1,000)    Amount   PRN Call Discretion  Managers  (a) Sole  (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.       Common    053332-10-2     687,273  5,947,328  SH      DEFINED               5,947,328
AutoZone, Inc.       Common    053332-10-2   1,855,831 16,059,462  SH      SOLE                 16,059,462
AutoNation, Inc.     Common    05329W-10-2     130,346  6,113,776  SH      DEFINED               6,113,776
AutoNation, Inc.     Common    05329W-10-2     933,703 43,794,686  SH      SOLE                 43,794,686
Sears Holdings Corp. Common    812350-10-6      59,613    354,985  SH      DEFINED                 354,985
Sears Holdings Corp  Common    812350-10-6  10,918,258 65,016,723  SH      SOLE                 65,016,723

(Confidential portion has been omitted and filed separately.)

COLUMN TOTALS                  Grand Total  14,585,024

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.